SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]	20. SUBSEQUENT EVENTS Subsequent to the year-end, the Company sold 427,997 shares under its ATM for gross proceeds of $674,016 and paid 2.75% commission.